Summary of Significant Accounting Policies, Summary of Accounts Receivable (Details) - USD ($) $ in Thousands	Jan. 31, 2023	Aug. 03, 2022	Jan. 31, 2022	Jan. 31, 2021
Accounting Policies [Line Items]
Accounts receivable, billed	$ 22,296		$ 17,084
Accounts receivable, unbilled	7,458		30
Less: Allowance for doubtful accounts	(145)	$ (133)	(68)	$ (51)
Accounts receivable, net	$ 29,609		$ 17,046